Cash and Cash Equivalents - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Interest income on cash and cash equivalents (Note 16)	₱ 255	₱ 269	₱ 560